Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	11.30%	14.60%	18.90%	14.60%
Income tax expense/(benefit)	$ 2.5	$ 9.2	$ (5.3)	$ 23.1